Shareholder Report, Holdings (Details) - C000231252 [Member]	Nov. 30, 2024
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Brown & Brown, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
KKR & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Berkshire Hathaway, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Apollo Global Management, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%